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       GROUP VARIABLE UNIVERSAL LIFE INSURANCE POLICIES AND CERTIFICATES
                               (METFLEX GVUL C)
                                      And
       GROUP VARIABLE UNIVERSAL LIFE INSURANCE POLICIES AND CERTIFICATES
                               (METFLEX GVUL D)

                                   Issued By
                      METROPOLITAN LIFE INSURANCE COMPANY
                                  (Depositor)
                                200 Park Avenue
                              New York, NY 10166

                          PARAGON SEPARATE ACCOUNT B
                                 (Registrant)

Supplement Dated September 13, 2019 for all Group Contracts issued on or after
             January 1, 2020 to Prospectuses dated April 29, 2019

This document is a supplement to the prospectuses dated April 29, 2019 (the "prospectuses") for the Group Variable Universal Life Insurance Policies and Certificates issued by Metropolitan Life Insurance Company ("we," "us"). The provisions of this Supplement apply to all Group Contracts that are issued on and after January 1, 2020. This supplement is not a complete Prospectus and must be accompanied by the prospectus.

    1. Periodic Charges Other Than Fund Operating Expenses:

    a. Footnote (1) to the table that describes periodic fees and expenses provides additional information regarding cost of insurance rates. Footnote 1 is amended to add an additional last sentence as follows:

       "The guaranteed cost of insurance rates will not exceed 400% of rates that could be charged based on the 2001 Commissioners Standard Ordinary Male Mortality Table ("2001 CSO Table") for group contracts issued prior to January 1, 2020 and based on 2017 CSO table for group contracts issued on and after January 1, 2020"

    b. Footnote (7) to the table that describes periodic fees and expenses provides additional Information with respect to Waiver of Monthly Deductions During Total Disability Rider. Footnote 7 is amended to read as follows:

       "The charge is calculated by increasing the cost of insurance rates (based on 2001 CSO Table for group contracts issued prior to January 1, 2020 and based on 2017 CSO table for group contracts issued on and after January 1, 2020) by a percentage, typically 12% that takes into consideration specific requirements of the rider such as, the length of time you must be disabled before the benefits under the rider will begin and the maximum amount for which we will waive the Monthly Deductions. These requirements may vary depending on the rider available under your Plan. Charges for this rider vary based on the Insured's individual characteristics.

    2. CHARGES AND DEDUCTIONS - Periodic Charges- Cost of Insurance Rates

The last paragraph of section is amended to read as follows:

"The current cost of insurance rates will not exceed the guaranteed cost of insurance rates set forth in the Certificate. The guaranteed cost of insurance rates will not exceed 400% of rates that could be charged based on the 2001 Commissioners Standard Ordinary Male Mortality Table ("2001 CSO Table") for group contracts

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issued prior to January 1, 2020 and based on 2017 CSO table for group contracts issued on and after January 1, 2020. The guaranteed rates are higher than either the rates in the 2001 CSO Table or the 2017 CSO table, as applicable, because we use guaranteed or simplified underwriting procedures whereby the Insured is not required to submit to a medical or paramedical examination.
Under these underwriting methods, then, healthy individuals will pay higher cost of insurance rates than they would pay under substantially similar policies, using different underwriting methods. The current cost of insurance rates are generally lower than 100% of the either 2001 CSO Table, Table or the 2017 CSO table, as applicable."

    3. CERTIFICATE LAPSE AMD REINSTATEMENT - Reinstatement

The last paragraph of the section is amended to read as follows:

If a Certificate is reinstated after 90 days of lapse, a new Certificate will be issued to you. The effective date of the new Certificate will be the Monthly Anniversary on or next following the date we approve the application for reinstatement. There will be a full monthly deduction for the Certificate Month that includes that date. If the Group Contract was issued before January 1, 2020, the guaranteed cost of insurance rates for the new Certificate will be based on the 2001 Commissioners Standard Ordinary Mortality Table C. If the Group Contract was issued on or after January 1, 2020, the guaranteed cost of insurance rates will be based on the 2017 Commissioners Standard Ordinary Male Mortality Table.

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       GROUP VARIABLE UNIVERSAL LIFE INSURANCE POLICIES AND CERTIFICATES
                               (METFLEX GVUL C)
                                      And
       GROUP VARIABLE UNIVERSAL LIFE INSURANCE POLICIES AND CERTIFICATES
                               (METFLEX GVUL D)

                                   Issued By
                      METROPOLITAN LIFE INSURANCE COMPANY
                                  (Depositor)
                                200 Park Avenue
                              New York, NY 10166

                          PARAGON SEPARATE ACCOUNT B
                                 (Registrant)

                                  Supplement
Dated September 13, 2019 for all Group Contracts issued on or after January 1,
       2020 to Statement of Additional Information dated April 29, 2019

This document is a supplement to the Statement of Additional Information ("SAI)" dated April 29, 2019 (the "prospectus") for the Group Variable Universal Life Insurance Policies and Certificates issued by Metropolitan Life Insurance Company ("we," "us"). The provisions of this Supplement apply to all Group Contracts that are issued on and after January 1, 2020 and to Certificates under Group contracts that are issued prior to January 1, 2020. This supplement is not a complete SAI and must be accompanied by the SAI.

    1. ADDITIONAL CERTIFICATE INFORMATION-Cost of Insurance

The last paragraph of Cost of Insurance is amended to read as follows:

"Any change in the actual cost of insurance rates, will apply to all persons of the same Attained Age and rate class whose face Amounts have been in force for the same length of time. (For purposes of computing guideline premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, the Company will use 100% of the 2001 CSO Table for Certificates issued prior to January 1, 2020 and the 2017 CSO Table for Certificates issued on and after January 1, 2020).